Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 4, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Equity 500 Index Fund, Deutsche S&P 500 Index Fund, Deutsche EAFE® Equity Index Fund and Deutsche U.S. Bond Index Fund (the “Funds”), each a series of Deutsche Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on April 29, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           Elizabeth Reza, Esq., Ropes & Gray